Capital structure and financial items - Financial assets and liabilities - Financial Assets by Category (Details) - DKK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Disclosure of financial assets [line items]
Financial assets	kr 42,285	kr 40,907
Financial assets at fair value through the income statement
Disclosure of financial assets [line items]
Financial assets	1,158	969
Financial assets at fair value through the income statement | Other financial assets
Disclosure of financial assets [line items]
Financial assets	970	765
Financial assets at fair value through the income statement | Derivative financial instruments
Disclosure of financial assets [line items]
Financial assets	188	204
Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	28,418	28,340
Non-current financial assets	327	377
Financial assets at amortised cost | Other financial assets
Disclosure of financial assets [line items]
Financial assets	364	477
Financial assets at amortised cost | Trade receivables
Disclosure of financial assets [line items]
Financial assets	12,203	11,188
Financial assets at amortised cost | Other receivables and prepayments (current and non-current)
Disclosure of financial assets [line items]
Financial assets	4,275	3,090
Financial assets at amortised cost | Other receivables - less prepayments and VAT receivables
Disclosure of financial assets [line items]
Financial assets	(3,899)	(2,053)
Financial assets at amortised cost | Cash at bank
Disclosure of financial assets [line items]
Financial assets	15,475	15,638
Financial assets at amortised cost | Other Financial Assets, Other Receivables, Non-Current And Prepayments
Disclosure of financial assets [line items]
Financial assets	841
Financial assets at fair value through OCI
Disclosure of financial assets [line items]
Financial assets	12,709	11,598
Financial assets at fair value through OCI | Trade receivables
Disclosure of financial assets [line items]
Financial assets	kr 12,709	kr 11,598	kr 0